SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Notes payable	$ 754,083	$ 897,608
VAT rate	13.00%
Rental income	9.00%	9.00%
Sales commission expenses	$ 2,770,418	$ 799,102
Selling and marketing expenses	382,902	265,144
Uncertain tax positions	$ 0	$ 0